Loans - Contractual maturities and interest rate segmentation (Details) - AUD ($) $ in Millions	Sep. 30, 2021	Sep. 30, 2020
Financial assets
Loans	$ 709,784	$ 693,059
Gross amount
Financial assets
Loans	714,373	698,661
Gross amount | Australia
Financial assets
Loans	618,794	605,598
Gross amount | Australia | Housing
Financial assets
Loans	455,604	440,933
Gross amount | Australia | Personal
Financial assets
Loans	14,737	17,081
Gross amount | Australia | Business
Financial assets
Loans	148,453	147,584
Gross amount | New Zealand
Financial assets
Loans	89,247	82,350
Gross amount | New Zealand | Housing
Financial assets
Loans	58,081	51,126
Gross amount | New Zealand | Personal
Financial assets
Loans	1,175	1,360
Gross amount | New Zealand | Business
Financial assets
Loans	29,991	29,864
Gross amount | Other overseas
Financial assets
Loans	6,332	$ 10,713
Gross amount | Up to 1 year
Financial assets
Loans	85,757
Gross amount | Up to 1 year | Australia
Financial assets
Loans	62,993
Gross amount | Up to 1 year | Australia | Housing
Financial assets
Loans	7,314
Gross amount | Up to 1 year | Australia | Personal
Financial assets
Loans	6,312
Gross amount | Up to 1 year | Australia | Business
Financial assets
Loans	49,367
Gross amount | Up to 1 year | New Zealand
Financial assets
Loans	20,549
Gross amount | Up to 1 year | New Zealand | Housing
Financial assets
Loans	232
Gross amount | Up to 1 year | New Zealand | Personal
Financial assets
Loans	935
Gross amount | Up to 1 year | New Zealand | Business
Financial assets
Loans	19,382
Gross amount | Up to 1 year | Other overseas
Financial assets
Loans	2,215
Gross amount | Over 1 year to 5 years
Financial assets
Loans	112,123
Gross amount | Over 1 year to 5 years | Australia
Financial assets
Loans	96,968
Gross amount | Over 1 year to 5 years | Australia | Housing
Financial assets
Loans	2,083
Gross amount | Over 1 year to 5 years | Australia | Personal
Financial assets
Loans	7,111
Gross amount | Over 1 year to 5 years | Australia | Business
Financial assets
Loans	87,774
Gross amount | Over 1 year to 5 years | New Zealand
Financial assets
Loans	11,440
Gross amount | Over 1 year to 5 years | New Zealand | Housing
Financial assets
Loans	630
Gross amount | Over 1 year to 5 years | New Zealand | Personal
Financial assets
Loans	228
Gross amount | Over 1 year to 5 years | New Zealand | Business
Financial assets
Loans	10,582
Gross amount | Over 1 year to 5 years | Other overseas
Financial assets
Loans	3,715
Gross amount | Over 5 years to 15 years
Financial assets
Loans	31,656
Gross amount | Over 5 years to 15 years | Australia
Financial assets
Loans	26,419
Gross amount | Over 5 years to 15 years | Australia | Housing
Financial assets
Loans	18,238
Gross amount | Over 5 years to 15 years | Australia | Personal
Financial assets
Loans	1,314
Gross amount | Over 5 years to 15 years | Australia | Business
Financial assets
Loans	6,867
Gross amount | Over 5 years to 15 years | New Zealand
Financial assets
Loans	4,835
Gross amount | Over 5 years to 15 years | New Zealand | Housing
Financial assets
Loans	4,797
Gross amount | Over 5 years to 15 years | New Zealand | Personal
Financial assets
Loans	12
Gross amount | Over 5 years to 15 years | New Zealand | Business
Financial assets
Loans	26
Gross amount | Over 5 years to 15 years | Other overseas
Financial assets
Loans	402
Gross amount | Over 15 years
Financial assets
Loans	484,837
Gross amount | Over 15 years | Australia
Financial assets
Loans	432,414
Gross amount | Over 15 years | Australia | Housing
Financial assets
Loans	427,969
Gross amount | Over 15 years | Australia | Business
Financial assets
Loans	4,445
Gross amount | Over 15 years | New Zealand
Financial assets
Loans	52,423
Gross amount | Over 15 years | New Zealand | Housing
Financial assets
Loans	52,422
Gross amount | Over 15 years | New Zealand | Business
Financial assets
Loans	1
Gross amount | Over 1 year
Financial assets
Loans	628,616
Gross amount | Over 1 year | Variable Interest Rates
Financial assets
Loans	378,901
Gross amount | Over 1 year | Fixed interest rate
Financial assets
Loans	249,715
Gross amount | Over 1 year | Australia
Financial assets
Loans	555,801
Gross amount | Over 1 year | Australia | Variable Interest Rates
Financial assets
Loans	367,219
Gross amount | Over 1 year | Australia | Fixed interest rate
Financial assets
Loans	188,582
Gross amount | Over 1 year | Australia | Housing
Financial assets
Loans	448,290
Gross amount | Over 1 year | Australia | Housing | Variable Interest Rates
Financial assets
Loans	275,772
Gross amount | Over 1 year | Australia | Housing | Fixed interest rate
Financial assets
Loans	172,518
Gross amount | Over 1 year | Australia | Personal
Financial assets
Loans	8,425
Gross amount | Over 1 year | Australia | Personal | Variable Interest Rates
Financial assets
Loans	2,777
Gross amount | Over 1 year | Australia | Personal | Fixed interest rate
Financial assets
Loans	5,648
Gross amount | Over 1 year | Australia | Business
Financial assets
Loans	99,086
Gross amount | Over 1 year | Australia | Business | Variable Interest Rates
Financial assets
Loans	88,670
Gross amount | Over 1 year | Australia | Business | Fixed interest rate
Financial assets
Loans	10,416
Gross amount | Over 1 year | New Zealand
Financial assets
Loans	68,698
Gross amount | Over 1 year | New Zealand | Variable Interest Rates
Financial assets
Loans	7,822
Gross amount | Over 1 year | New Zealand | Fixed interest rate
Financial assets
Loans	60,876
Gross amount | Over 1 year | New Zealand | Housing
Financial assets
Loans	57,849
Gross amount | Over 1 year | New Zealand | Housing | Variable Interest Rates
Financial assets
Loans	6,826
Gross amount | Over 1 year | New Zealand | Housing | Fixed interest rate
Financial assets
Loans	51,023
Gross amount | Over 1 year | New Zealand | Personal
Financial assets
Loans	240
Gross amount | Over 1 year | New Zealand | Personal | Variable Interest Rates
Financial assets
Loans	237
Gross amount | Over 1 year | New Zealand | Personal | Fixed interest rate
Financial assets
Loans	3
Gross amount | Over 1 year | New Zealand | Business
Financial assets
Loans	10,609
Gross amount | Over 1 year | New Zealand | Business | Variable Interest Rates
Financial assets
Loans	759
Gross amount | Over 1 year | New Zealand | Business | Fixed interest rate
Financial assets
Loans	9,850
Gross amount | Over 1 year | Other overseas
Financial assets
Loans	4,117
Gross amount | Over 1 year | Other overseas | Variable Interest Rates
Financial assets
Loans	3,860
Gross amount | Over 1 year | Other overseas | Fixed interest rate
Financial assets
Loans	$ 257